Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended		60 Months Ended			120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024
American Funds Global Insight Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class A (with sales charge)
Average Annual Return, Percent	[1]	18.24%			7.29%	[2]
American Funds Global Insight Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class C (with sales charge)
Average Annual Return, Percent	[1]	23.62%			7.84%	[3]
American Funds Global Insight Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class T (with sales charge)
Average Annual Return, Percent	[1]	22.68%			8.30%	[4]
American Funds Global Insight Fund - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class F-1
Average Annual Return, Percent	[1]	25.50%			8.61%	[5]
American Funds Global Insight Fund - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class F-2
Average Annual Return, Percent	[1]	25.83%			8.90%	[6]
American Funds Global Insight Fund - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class F-3
Average Annual Return, Percent	[1],[7]	25.96%					9.29%	8.94%
American Funds Global Insight Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	21.11%			7.82%	[8]
American Funds Global Insight Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	23.52%			7.80%	[9]
American Funds Global Insight Fund - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-E
Average Annual Return, Percent	[1]	25.24%			8.40%	[10]
American Funds Global Insight Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	22.63%			8.25%	[11]
American Funds Global Insight Fund - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-F-1
Average Annual Return, Percent	[1]	25.74%			8.81%	[12]
American Funds Global Insight Fund - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-F-2
Average Annual Return, Percent	[1]	25.78%	10.23%	[13]
American Funds Global Insight Fund - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-F-3
Average Annual Return, Percent	[1]	25.90%	10.32%	[14]
American Funds Global Insight Fund - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-1
Average Annual Return, Percent	[1]	24.75%			8.30%	[15]
American Funds Global Insight Fund - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-2
Average Annual Return, Percent	[1]	24.66%			8.03%	[16]
American Funds Global Insight Fund - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-2E
Average Annual Return, Percent	[1]	25.08%			8.41%	[17]
American Funds Global Insight Fund - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-3
Average Annual Return, Percent	[1]	25.23%			8.38%	[18]
American Funds Global Insight Fund - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-4
Average Annual Return, Percent	[1]	25.57%			8.70%	[19]
American Funds Global Insight Fund - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-5E
Average Annual Return, Percent	[1]	25.79%			8.86%	[20]
American Funds Global Insight Fund - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-5
Average Annual Return, Percent	[1]	25.89%			8.96%	[21]
American Funds Global Insight Fund - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class R-6
Average Annual Return, Percent	[1]	25.98%			9.00%	[22]
Without Sales Load [Member] | American Funds Global Insight Fund - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class A (without sales charge)
Average Annual Return, Percent	[1]	25.45%			8.57%	[2]
Without Sales Load [Member] | American Funds Global Insight Fund - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class C (without sales charge)
Average Annual Return, Percent	[1]	24.62%			7.84%	[3]
Without Sales Load [Member] | American Funds Global Insight Fund - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class T (without sales charge)
Average Annual Return, Percent	[1]	25.82%			8.86%	[4]
Without Sales Load [Member] | American Funds Global Insight Fund - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	25.50%			8.60%	[8]
Without Sales Load [Member] | American Funds Global Insight Fund - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	24.52%			7.80%	[9]
Without Sales Load [Member] | American Funds Global Insight Fund - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Insight Fund — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	25.78%			8.81%	[11]
MSCI World Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Average Annual Return, Percent	[23]	33.68%	14.02%	[13],[14]	11.71%	[2],[3],[4],[5],[6],[8],[9],[10],[11],[12],[15],[16],[17],[18],[19],[20],[21],[22]	12.03%	9.78%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class A shares were first offered on November 8, 2019.
[3]	Class C shares were first offered on November 8, 2019.
[4]	Class T shares were first offered on November 8, 2019.
[5]	Class F-1 shares were first offered on November 8, 2019.
[6]	Class F-2 shares were first offered on November 8, 2019.
[7]	The fund was organized for the purpose of effecting the reorganization of Capital Group Global Equity Fund (the “predecessor fund”) into a new Delaware statutory trust on November 8, 2019. In connection with the reorganization, former shareholders of the predecessor fund received Class F-3 shares of the fund. The performance of Class F-3 shares of the fund includes the performance of the predecessor fund prior to the reorganization.
[8]	Class 529-A shares were first offered on November 8, 2019.
[9]	Class 529-C shares were first offered on November 8, 2019.
[10]	Class 529-E shares were first offered on November 8, 2019.
[11]	Class 529-T shares were first offered on November 8, 2019.
[12]	Class 529-F-1 shares were first offered on November 8, 2019.
[13]	Class 529-F-2 shares were first offered on October 30, 2020.
[14]	Class 529-F-3 shares were first offered on October 30, 2020.
[15]	Class R-1 shares were first offered on November 8, 2019.
[16]	Class R-2 shares were first offered on November 8, 2019.
[17]	Class R-2E shares were first offered on November 8, 2019.
[18]	Class R-3 shares were first offered on November 8, 2019.
[19]	Class R-4 shares were first offered on November 8, 2019.
[20]	Class R-5E shares were first offered on November 8, 2019.
[21]	Class R-5 shares were first offered on November 8, 2019.
[22]	Class R-6 shares were first offered on November 8, 2019.
[23]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.